Organization and Basis of Presentation - Summary of Operations and Comprehensive Loss Statements of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	¥ 515,822	$ 70,667	¥ 537,435	¥ 563,238
Net Income (Loss)	(346,626)	(47,489)	(653,689)	(971,233)
VIE and VIE's subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	511,590	70,088	537,502	557,667
Net Income (Loss)	¥ (126,621)	$ (17,348)	¥ (340,575)	¥ (605,934)